Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable from related parties	$ 40.3	$ 51.0
Accounts payable and accrued liabilities to related parties	$ 15.2	$ 18.2
Common stock, shares authorized	160,050,000	160,050,000
Common stock, shares issued	74,991,527	74,355,726
Common stock in treasury (in shares)	458,237	165,827
Non-voting shares
Common stock, shares authorized		58,200,000
Common stock, shares issued	21,146,136	21,146,136